Investments in affiliates and joint ventures - Balance Sheets (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Current assets	$ 119,958	$ 117,801
Total assets	838,928	792,652
Liabilities
Current liabilities	109,198	157,303
Total Liabilities	590,485	612,533
Equity method investments
Assets
Current assets	51,727	33,734
Non-current assets	40,858	21,370
Total assets	92,585	55,104
Liabilities
Current liabilities	24,200	10,590
Non-current liabilities	24,335	2,614
Total Liabilities	$ 48,535	$ 13,204